Franklin Global Trust
Consolidated Statement of Investments, October 31, 2019 (unaudited)
Franklin Emerging Market Debt Opportunities Fund
		Country/Organization	Warrants		Value
	Warrants 2.3%
[a,b,c]	Central Bank of Nigeria, Reg S, wts., 11/15/20	Nigeria	64,000		$1,792,000
[c,d,e]	Government of Ukraine, senior bond, Reg S, VRI, GDP Linked Security, 5/31/40	Ukraine	6,000,000		5,652,300
[a,b,d]	Government of Venezuela, Oil Value Recovery wts., 4/15/20	Venezuela	925,920		1,157,400
	Total Warrants (Cost $31,287,791)				8,601,700
			Principal Amount*
	Quasi-Sovereign and Corporate Bonds 29.2%
	Banks 5.7%
[f]	Akbank T.A.S., sub.bond, 144A, 6.797% to 4/27/23, FRN thereafter, 4/27/28	Turkey	4,500,000		4,038,750
[f]	Bank of Georgia JSC, senior note, 144A, 11.00%, 6/01/20	Georgia	15,050,000	GEL	5,090,301
[f]	Fidelity Bank, senior note, 144A, 10.50%, 10/16/22	Nigeria	3,800,000		4,280,187
[b,g,h]	International Bank of Azerbaijan OJSC, senior note, Reg S, 5.625%, 6/11/19	Azerbaijan	10,500,000		8,386,875
[b,g,h,i]	Sphynx Capital Markets PCC (National Investment Bank of Ghana), PTN, Reg S, zero cpn., 2/05/09	Ghana	8,000,000		—
					21,796,113
	Capital Markets 0.9%
[c]	Development Bank of Kazakhstan JSC, senior note, Reg S, 9.50%, 12/14/20	Kazakhstan	1,300,000,000	KZT	3,250,209
	Commercial Services & Supplies 1.3%
[c]	Red de Carreteras de Occidente Sapib de CV, senior secured bond, Reg S, 9.00%, 6/10/28	Mexico	90,000,000	MXN	4,821,948
	Construction & Engineering 0.5%
[f]	IHS Netherlands Holdco BV, senior note, 144A, 8.00%, 9/18/27	Nigeria	1,800,000		1,885,500
	Diversified Financial Services 2.8%
[b,h]	Astana Finance JSC, secured note, 144A, zero cpn., 12/22/24	Kazakhstan	136,566		1,366
[f,j]	Fideicomiso PA Costera, senior secured bond, B, 144A, Index Linked, 6.25%, 1/15/34	Colombia	11,100,510,475	COP	3,647,579
[f]	Georgia Capital JSC, senior note, 144A, 6.125%, 3/09/24	Georgia	4,092,000		3,889,691
[f]	Rio Oil Finance Trust, senior secured bond, 144A, 9.25%, 7/06/24	Brazil	2,999,329		3,351,750
					10,890,386
	Diversified Telecommunication Services 3.9%
[c]	Empresa de Telecommunicaciones de Bogota SA, senior note, Reg S, 7.00%, 1/17/23	Colombia	27,200,000,000	COP	7,719,347
[f]	MTN (Mauritius) Investments Ltd., senior bond, 144A, 4.755%, 11/11/24	South Africa	3,000,000		3,082,860
[k]	Oi SA, senior note, PIK, 10.00%, 7/27/25	Brazil	791,000		718,821
[f]	Telecommunications Services of Trinidad & Tobago Ltd., senior secured note, 144A, 8.875%, 10/18/29	Trinidad and Tobago	3,600,000		3,618,000
					15,139,028
	Electric Utilities 0.3%
[f]	Empresa Electrica Cochrane SpA, senior secured note, 144A, 5.50%, 5/14/27	Chile	1,100,000		1,138,500
Quarterly Consolidated Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Global Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Emerging Market Debt Opportunities Fund (continued)
		Country/Organization	Principal Amount*		Value
	Quasi-Sovereign and Corporate Bonds (continued)
	Food Products 1.0%
[f]	MHP Lux SA, senior note, 144A, 6.95%, 4/03/26	Ukraine	3,710,000		$3,836,177
	Industrial Conglomerates 1.0%
[f]	Yasar Holdings SA, senior note, 144A, 8.875%, 5/06/20	Turkey	4,400,000		3,800,918
	Metals & Mining 0.9%
[f]	Petra Diamonds U.S. Treasury PLC, secured note, second lien, 144A, 7.25%, 5/01/22	South Africa	5,100,000		3,595,500
	Multiline Retail 0.0%†
[b,f,k]	K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%, 12/31/22	South Africa	4,429,003		5,481
[b,f,k]	K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	South Africa	1,052,294		4,857
					10,338
	Municipal Bonds 4.4%
[c]	Bogota Distrito Capital, senior bond, Reg S, 9.75%, 7/26/28	Colombia	12,500,000,000	COP	4,192,862
	Province of Salta Argentina,
	[f] senior secured note, 144A, 9.50%, 3/16/22	Argentina	1,324,800		1,205,568
	[c] senior secured note, Reg S, 9.50%, 3/16/22	Argentina	1,299,482		1,182,528
[f]	Provincia de Neuquen Argentina, senior secured bond, 144A, 8.625%, 5/12/28	Argentina	5,000,000		4,350,050
[f]	Provincia de Tierra Del Fuego Argentina, senior secured bond, 144A, 8.95%, 4/17/27	Argentina	2,950,750		2,257,324
[f]	Provincia del Chubut Argentina, first lien, 144A, 7.75%, 7/26/26	Argentina	5,700,000		3,733,500
					16,921,832
	Oil, Gas & Consumable Fuels 4.6%
[f]	Citgo Holding Inc., senior secured note, 144A, 9.25%, 8/01/24	Venezuela	1,000,000		1,046,250
[f]	Medco Oak Tree Pte. Ltd., senior note, 144A, 7.375%, 5/14/26	Indonesia	3,000,000		3,053,658
[c]	Medco Platinum Road Pte. Ltd., first lien, Reg S, 6.75%, 1/30/25	Indonesia	3,000,000		3,032,595
[f]	Trinidad Petroleum Holdings Ltd., senior secured note, first lien, 144A, 9.75%, 6/15/26	Trinidad and Tobago	6,075,000		6,849,563
[f]	Tullow Oil PLC, senior note, 144A, 7.00%, 3/01/25	Ghana	3,600,000		3,710,682
					17,692,748
	Real Estate Management & Development 0.8%
[f]	O1 Properties Finance PLC, senior note, 144A, 8.25%, 9/27/21	Russia	5,400,000		3,103,380
	Textiles, Apparel & Luxury Goods 0.6%
[f]	Sri Rejeki Isman Tbk PT, senior note, 144A, 7.25%, 1/16/25	Indonesia	2,200,000		2,236,421
	Transportation Infrastructure 0.5%
[f]	Mexico City Airport Trust, senior secured bond, first lien, 144A, 5.50%, 7/31/47	Mexico	2,000,000		2,013,850
	Total Quasi-Sovereign and Corporate Bonds (Cost $136,575,220)				112,132,848
  |  2

Franklin Global Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Emerging Market Debt Opportunities Fund (continued)
		Country/Organization	Principal Amount*		Value
	Loan Participations and Assignments 18.0%
[b,h]	Deutsche Bank AG (Government of Iraq), 2.571%, 1/01/28	Iraq	707,110,191	JPY	$4,387,123
[b,h,l]	Development Bank of South Africa Ltd. (Government of Angola),
	Tranche 2, senior note, FRN, 8.548%, (6-month USD LIBOR + 6.25%), 12/20/23	Angola	6,693,750		6,391,754
	Tranche 3B, senior note, FRN, 8.548%, (6-month USD LIBOR + 6.25%), 12/20/23	Angola	6,300,000		6,015,768
[f]	Dilijan Finance BV, (Ardshinbank CJSC), senior note, 144A, 12.00%, 7/29/20	Armenia	3,310,000		3,492,050
[b,h,l]	Ethiopian Railway Corp. (Government of Ethiopia), FRN, 5.942%, (6-month USD LIBOR + 3.75%), 8/02/21	Ethiopia	4,133,333		4,076,335
[a,b,h,k,m]	Global Distressed Alpha Fund III LP, PIK, 12.00%, Perpetual	United States	612,504		612,474
[b,h,l]	Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN, 0.563%, (6-month JPY LIBOR + 0.50%), 1/01/28	Iraq	210,617,398	JPY	1,406,615
[f]	Kyiv Finance PLC, (City of Kyiv), 144A, 7.50%, 12/15/22	Ukraine	13,623,000		13,214,310
[b,h,l]	Merrill Lynch & Co. Inc. (Government of Iraq), FRN, 0.563%, (6-month JPY LIBOR + 0.50%), 1/01/28	Iraq	368,593,204	JPY	2,461,661
[b,g,h]	NK Debt Corp.,
	144A, zero cpn., 3/12/20	North Korea	4,250,000	DEM	—
	Reg S, zero cpn., 3/12/20	North Korea	2,000,000	CHF	—
	Reg S, zero cpn., 3/12/20	North Korea	18,000,000	DEM	—
[f]	Oilflow SPV 1 DAC (Kurdistan Regional Government), secured note, 144A, 12.00%, 1/13/22	Iraq	8,300,000		8,655,863
[b,h,l]	Societe des Hydrocarbures du Tchad, Tranche B, FRN, 6.604%, (3-month USD LIBOR + 4.50%), 12/31/27	Chad	15,352,793		13,176,626
[f]	SSB No. 1 PLC (OJSC State Savings Bank of Ukraine), senior note, 144A, 9.625%, 3/20/25	Ukraine	5,100,000		5,344,214
	Total Loan Participations and Assignments (Cost $72,322,914)				69,234,793
	Foreign Government and Agency Securities 40.6%
	Argentina Treasury Bill,
	Strip, 7/29/20	Argentina	18,300,000	ARS	154,190
	Strip, 10/29/20	Argentina	241,000,000	ARS	1,630,604
	Banque Centrale de Tunisie International Bond,
	senior bond, 4.30%, 8/02/30	Tunisia	610,000,000	JPY	4,634,780
	senior bond, 4.20%, 3/17/31	Tunisia	680,000,000	JPY	5,055,432
	[c] senior note, Reg S, 5.75%, 1/30/25	Tunisia	1,000,000		916,375
[f]	Banque Ouest Africaine de Developpement, senior note, 144A, 4.70%, 10/22/31	Supranational[n]	3,300,000		3,333,000
[f]	Development Bank of the Republic of Belarus JSC, senior note, 144A, 12.00%, 5/15/22	Belarus	8,900,000	BYN	4,332,031
[f]	Dominican Republic, senior note, 144A, 8.90%, 2/15/23	Dominican Republic	220,000,000	DOP	4,175,026
	European Bank for Reconstruction and Development,
	senior note, 8.30%, 10/02/20	Supranational[n]	8,000,000,000	IDR	579,913
	senior note, 6.85%, 6/21/21	Supranational[n]	72,100,000,000	IDR	5,144,876
  |  3

Franklin Global Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Emerging Market Debt Opportunities Fund (continued)
		Country/Organization	Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
[f]	Government of the Dominican Republic, 144A, 9.75%, 6/05/26	Dominican Republic	209,000,000	DOP	$4,026,535
	Government of Argentina,
	senior note, 4.50%, 2/13/20	Argentina	4,400,000		1,316,414
	senior note, 5.875%, 1/11/28	Argentina	4,000,000		1,535,040
[f]	Government of Belarus International Bond, senior note, 144A, 6.875%, 2/28/23	Belarus	3,500,000		3,769,798
[c,l]	Government of Bosnia & Herzegovina, senior bond, B, Reg S, FRN, 0.50%, (6-month EUR LIBOR + 0.813%), 12/20/21	Bosnia and Herzegovina	7,321,250	DEM	3,835,687
[f]	Government of Cameroon, senior note, 144A, 9.50%, 11/19/25	Cameroon	4,900,000		5,404,283
	Government of Egypt, 18.15%, 6/13/20	Egypt	34,000,000	EGP	2,134,037
[c]	Government of El Salvador, senior bond, Reg S, 7.65%, 6/15/35	El Salvador	10,000,000		10,924,950
[f]	Government of Gabon, senior note, 144A, 6.95%, 6/16/25	Gabon	5,900,000		5,965,490
	Government of Ghana,
	24.75%, 7/19/21	Ghana	7,300,000	GHS	1,413,541
	senior note, 18.25%, 7/25/22	Ghana	20,000,000	GHS	3,504,401
[c]	Government of Iraq, Reg S, 5.80%, 1/15/28	Iraq	4,000,000		3,847,860
	Government of Mexico, senior note, M, 5.00%, 12/11/19	Mexico	1,662,000[o]	MXN	8,618,883
	Government of South Africa, senior bond, 7.00%, 2/28/31	South Africa	209,800,000	ZAR	11,584,018
[f]	Government of Suriname, senior note, 144A, 9.25%, 10/26/26	Suriname	4,200,000		3,612,059
	Government of Turkey, Strip, 9/16/20	Turkey	49,500,000	TRY	7,798,421
[f]	Government of Ukraine, senior bond, 144A, 7.375%, 9/25/32	Ukraine	4,500,000		4,713,818
[j]	Government of Uruguay, senior bond, Index Linked, 3.70%, 6/26/37	Uruguay	432,782,856	UYU	11,549,824
[g,h]	Government of Venezuela,
	senior bond, Reg S, 7.65%, 4/21/25	Venezuela	7,500,000		815,625
	senior bond, Reg S, 9.25%, 5/07/28	Venezuela	4,000,000		440,000
	Grenada Government International Bond,
	[f] senior bond, 144A, 7.00%, 5/12/30	Grenada	6,202,136		5,946,298
	[c] senior bond, Reg S, 7.00%, 5/12/30	Grenada	1,343,958		1,288,520
[c]	Inter-American Development Bank, senior note, Reg S, 8.01%, 12/11/21	Supranational[n]	30,300,000,000	IDR	2,214,272
	Kenya Infrastructure Bond,
	senior bond, 11.00%, 9/15/25	Kenya	370,000,000	KES	3,659,597
	senior note, 12.50%, 5/12/25	Kenya	294,200,000	KES	3,007,234
[f]	Mozambique International Bond, 144A, 5.00% to 9/15/23, 9.00% thereafter, 9/15/31	Mozambique	7,804,000		6,945,560
[f]	Peruvian Government International Bond, senior bond, 144A, 6.35%, 8/12/28	Peru	11,300,000	PEN	3,941,207
[c]	Saderea DAC, senior secured bond, Reg S, 12.50%, 11/30/26	Ghana	1,940,390		2,117,450
	Total Foreign Government and Agency Securities (Cost $176,921,270)				155,887,049
  |  4

Franklin Global Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Emerging Market Debt Opportunities Fund (continued)
		Country/Organization	Shares		Value
	Common Stocks 0.0%†
[b,d,h]	Astana Finance JSC, GDR, 144A	Kazakhstan	193,625		$ —
[b,d,h]	K2016470219 South Africa Ltd., A	South Africa	55,882,058		36,972
[b,d,h]	K2016470219 South Africa Ltd., B	South Africa	5,561,052		3,679
	Total Common Stocks (Cost $433,379)				40,651
			Units
	Private Limited Partnership Fund (Cost $4,600,000) 0.0%
	Diversified Financial Services 0.0%
[a,b,d,h,p]	Global Distressed Alpha Fund III LP	United States	4,424,861		—
	Total Investments before Short Term Investments (Cost $422,140,574)				345,897,041
			Principal Amount*
	Short Term Investments 7.6%
	Foreign Government and Agency Securities (Cost $3,126,492) 0.8%
[q]	Egypt Treasury Bill, 9/15/20	Egypt	58,400,000	EGP	3,208,343
	Total Investments before Money Market Funds (Cost $425,267,066)				349,105,384
			Shares

	Money Market Funds (Cost $26,176,542) 6.8%
[r,s]	Institutional Fiduciary Trust Money Market Portfolio, 1.56%	United States	26,176,542		26,176,542
	Total Investments (Cost $451,443,608) 97.7%				375,281,926
	Other Assets, less Liabilities 2.3%				8,788,571
	Net Assets 100.0%				$384,070,497
  |  5

Franklin Global Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Emerging Market Debt Opportunities Fund (continued)
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]The security is owned by Alternative Strategies (FT) Ltd., a wholly-owned subsidiary of the Fund. See Note 8.
[b]Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2019, the aggregate value of these securities was $56,788,903, representing 14.8% of net assets.
[d]Non-income producing.
[e]The principal represents the notional amount. See Note 3 regarding value recovery instruments.
[f]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At October 31, 2019, the aggregate value of these securities was $165,697,839, representing 43.1% of net assets.
[g]Defaulted security or security for which income has been deemed uncollectible.
[h]See Note 5 regarding restricted securities.
[i]Represents claims that have been filed with a Ghanaian court against National Investments Bank of Ghana.
[j]Principal amount of security is adjusted for inflation.
[k]Income may be received in additional securities and/or cash.
[l]The coupon rate shown represents the rate at period end.
[m]Perpetual security with no stated maturity date.
[n]A supranational organization is an entity formed by two or more central governments through international treaties.
[o]Principal amount is stated in 100 Mexican Peso Units.
[p]The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
[q]The security was issued on a discount basis with no stated coupon rate.
[r]See Note 7 regarding investments in affiliated management investment companies.
[s]The rate shown is the annualized seven-day effective yield at period end.
At October 31, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	CITI	Sell	1,500,000	$1,664,535	12/03/19	$ —	$(12,098)
Euro	RBCCM	Sell	1,900,000	2,109,285	12/03/19	—	(14,451)
Japanese Yen	CITI	Sell	550,000,000	5,120,399	12/03/19	16,981	—
Japanese Yen	MSCO	Sell	700,000,000	6,518,328	12/03/19	23,069	—
Japanese Yen	RBCCM	Sell	700,000,000	6,514,404	12/03/19	19,144	—
Total Forward Exchange Contracts						$59,194	$(26,549)
Net unrealized appreciation (depreciation)						$32,645

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 19.
  |  6

Franklin Global Trust
Statement of Investments, October 31, 2019 (unaudited)
Franklin Global Listed Infrastructure Fund
		Country	Shares	Value
	Short Term Investments (Cost $37,371,723) 100.0%
	Money Market Funds 100.0%
[a,b]	Institutional Fiduciary Trust Money Market Portfolio, 1.56%	United States	37,371,723	$37,371,723
	Other Assets, less Liabilities (0.0)%†			(11,151)
	Net Assets 100.0%			$37,360,572

†Rounds to less than 0.1% of net assets.
[a]See Note 7 regarding investments in affiliated management investment companies.
[b]The rate shown is the annualized seven-day effective yield at period end.
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  7

Franklin Global Trust
Statement of Investments, October 31, 2019 (unaudited)
Franklin International Growth Fund
		Country	Shares	Value
	Common Stocks 95.7%
	Aerospace & Defense 5.2%
	CAE Inc.	Canada	1,650,000	$41,397,265
	MTU Aero Engines AG	Germany	170,000	45,390,482
				86,787,747
	Air Freight & Logistics 2.9%
	DSV Panalpina A/S	Denmark	500,000	48,515,066
	Auto Components 2.7%
	Aptiv PLC	United States	510,000	45,670,500
	Banks 5.2%
	FinecoBank Banca Fineco SpA	Italy	4,300,000	48,437,482
[a,b]	Irish Bank Resolution Corp. Ltd.	Ireland	11,500	—
	KBC Groep NV	Belgium	565,000	39,623,488
				88,060,970
	Beverages 1.8%
	Fevertree Drinks PLC	United Kingdom	1,250,000	30,119,214
	Biotechnology 3.3%
	CSL Ltd.	Australia	310,000	54,721,164
	Capital Markets 3.0%
	Deutsche Boerse AG	Germany	325,000	50,365,556
	Chemicals 8.6%
	Koninklijke DSM NV	Netherlands	390,000	46,215,246
	Symrise AG	Germany	425,000	40,896,938
	Umicore SA	Belgium	1,380,000	56,901,047
				144,013,231
	Diversified Consumer Services 3.2%
[a]	TAL Education Group, ADR	China	1,250,000	53,512,500
	Energy Equipment & Services 0.9%
	John Wood Group PLC	United Kingdom	3,500,000	15,338,776
	Health Care Equipment & Supplies 8.8%
	Cochlear Ltd.	Australia	355,000	51,775,420
	GN Store Nord AS	Denmark	1,060,000	46,584,017
[a]	LivaNova PLC	United Kingdom	700,000	49,511,000
				147,870,437
	Internet & Direct Marketing Retail 7.9%
[a]	boohoo Group PLC	United Kingdom	16,200,000	55,403,808
[a]	MercadoLibre Inc.	Argentina	90,000	46,936,800
	Zozo Inc.	Japan	1,300,000	30,469,973
				132,810,581
	IT Services 11.1%
[a]	Adyen NV	Netherlands	65,000	45,628,040
[a]	InterXion Holding NV	Netherlands	651,000	57,431,220
	Keywords Studios PLC	Ireland	2,550,000	36,667,714
[a]	Shopify Inc., A	Canada	150,000	47,035,500
				186,762,474
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  8

Franklin Global Trust
Statement of Investments (unaudited)
Franklin International Growth Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Media 5.0%
	Ascential PLC.	United Kingdom	9,500,000	$42,975,260
	CyberAgent Inc.	Japan	1,245,000	40,698,708
				83,673,968
	Pharmaceuticals 5.6%
	Hikma Pharmaceuticals PLC	United Kingdom	2,000,000	52,077,092
	Santen Pharmaceutical Co. Ltd.	Japan	2,400,000	42,783,720
				94,860,812
	Professional Services 3.0%
	Experian PLC	United Kingdom	1,600,000	50,325,644
	Semiconductors & Semiconductor Equipment 3.4%
	Infineon Technologies AG	Germany	2,957,000	57,311,641
	Software 11.1%
	AVEVA Group PLC	United Kingdom	350,000	18,961,503
	The Sage Group PLC	United Kingdom	5,300,000	49,420,642
	SAP SE	Germany	370,000	49,024,129
	Sophos Group PLC	United Kingdom	9,350,000	68,774,537
				186,180,811
	Trading Companies & Distributors 3.0%
	Ferguson PLC	United Kingdom	585,000	49,911,229
	Total Common Stocks (Cost $1,368,820,158)			1,606,812,321
	Short Term Investments (Cost $69,985,442) 4.2%
	Money Market Funds 4.2%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 1.56%	United States	69,985,442	69,985,442
	Total Investments (Cost $1,438,805,600) 99.9%			1,676,797,763
	Other Assets, less Liabilities 0.1%			1,200,480
	Net Assets 100.0%			$1,677,998,243

See Abbreviations on page 19.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
[c]See Note 7 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
  |  9

Franklin Global Trust
Statement of Investments, October 31, 2019 (unaudited)
Franklin International Small Cap Fund
		Country	Shares	Value
	Common Stocks 99.1%
	Capital Markets 3.4%
[a]	Fairfax India Holdings Corp.	Canada	1,449,100	$16,374,830
	Commercial Services & Supplies 12.6%
	Biffa PLC	United Kingdom	6,820,800	22,531,815
	Elis SA	France	953,960	18,225,491
	ISS AS	Denmark	371,000	9,708,432
	Prosegur Cash SA	Spain	6,663,655	10,404,765
				60,870,503
	Distributors 4.1%
	Headlam Group PLC	United Kingdom	3,213,288	20,063,993
	Energy Equipment & Services 6.1%
[a]	Borr Drilling Ltd.	Norway	1,646,855	11,090,542
	John Wood Group PLC	United Kingdom	4,160,075	18,231,560
				29,322,102
	Equity Real Estate Investment Trusts (REITs) 5.6%
	Lar Espana Real Estate Socimi SA	Spain	3,003,610	27,201,402
	Food & Staples Retailing 4.6%
	Total Produce PLC	Ireland	13,744,000	22,379,878
	Food Products 6.2%
	Cloetta AB, B	Sweden	5,846,700	19,835,536
	Devro PLC	United Kingdom	1,896,900	3,931,743
	Orion Corp.	South Korea	68,865	6,238,625
				30,005,904
	Health Care Providers & Services 2.8%
	BML Inc.	Japan	454,300	13,441,575
	Hotels, Restaurants & Leisure 3.9%
	Elior Group SA	France	1,460,600	18,880,194
	Insurance 10.0%
[a]	Arch Capital Group Ltd.	United States	418,121	17,460,733
	Fairfax Financial Holdings Ltd.	Canada	41,000	17,377,896
	RenaissanceRe Holdings Ltd.	United States	72,100	13,495,678
				48,334,307
	Interactive Media & Services 3.8%
[a]	58.com Inc., ADR	China	348,000	18,377,880
	Internet & Direct Marketing Retail 2.6%
	Dustin Group AB	Sweden	1,549,971	12,343,524
	Machinery 4.2%
	Zardoya Otis SA	Spain	2,661,208	20,153,029
	Marine 9.1%
	Clarkson PLC	United Kingdom	675,594	24,680,592
[a,b]	Diana Shipping Inc.	United States	5,311,311	19,492,511
				44,173,103
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  10

Franklin Global Trust
Statement of Investments (unaudited)
Franklin International Small Cap Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Media 5.5%
[a]	Liberty Latin America Ltd.	Chile	569,100	$10,477,131
[a]	Liberty Latin America Ltd., A	Chile	853,400	15,950,046
				26,427,177
	Metals & Mining 1.3%
	Straits Trading Co. Ltd.	Singapore	4,234,000	6,443,213
	Pharmaceuticals 2.0%
	Haw Par Corp. Ltd.	Singapore	1,002,100	9,871,818
	Real Estate Management & Development 4.2%
	Hang Lung Group Ltd.	Hong Kong	8,092,300	20,300,967
	Software 2.0%
	Hansen Technologies Ltd.	Australia	4,202,500	9,851,206
	Tobacco 3.0%
	Scandinavian Tobacco Group AS	Denmark	1,219,773	14,411,965
	Trading Companies & Distributors 2.1%
	Brenntag AG	Germany	198,400	9,957,399
	Total Common Stocks (Cost $483,409,400)			479,185,969
	Other Assets, less Liabilities 0.9%			4,259,667
	Net Assets 100.0%			$483,445,636

See Abbreviations on page 19.
[a]Non-income producing.
[b]See Note 6 regarding holdings of 5% voting securities.
  |  11

Franklin Global Trust
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
  |  12

Franklin Global Trust
Notes to Statements of Investments (unaudited)
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
  |  13

Franklin Global Trust
Notes to Statements of Investments (unaudited)
3.  DERIVATIVE FINANCIAL INSTRUMENTS (continued)
Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
The following Funds have invested in derivatives during the period.
Franklin Emerging Market Debt Opportunities Fund - Forwards and VRI
4.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
5.  RESTRICTED SECURITIES
At October 31, 2019, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Principal Amount*/Shares/Units		Issuer	Acquisition Date	Cost	Value
Franklin Emerging Market Debt Opportunities Fund
193,625		Astana Finance JSC, GDR, 144A	5/22/15	$ —	$ —
136,566		Astana Finance JSC, secured note, 144A, zero cpn., 12/22/24	5/22/15	—	1,366
707,110,191	JPY	Deutsche Bank AG (Government of Iraq), 2.571%, 1/01/28	1/26/17	4,166,095	4,387,123
6,693,750		Development Bank of South Africa Ltd. (Government of Angola), Tranche 2, senior note, FRN, 8.548%, (6-month USD LIBOR + 6.25%), 12/20/23	12/16/13	6,693,750	6,391,754
6,300,000		Development Bank of South Africa Ltd. (Government of Angola), Tranche 3B, senior note, FRN, 8.548%, (6-month USD LIBOR + 6.25%), 12/20/23	6/06/14	6,300,000	6,015,768
4,133,333		Ethiopian Railway Corp. (Government of Ethiopia), FRN, 5.942%, (6-month USD LIBOR + 3.75%), 8/02/21	8/04/14 - 1/15/16	4,041,568	4,076,335
4,424,861		Global Distressed Alpha Fund III LP	10/11/12 - 1/22/16	4,600,000	—
612,504		Global Distressed Alpha Fund III LP, PIK, 12.00%, Perpetual	12/28/16 - 9/30/19	612,502	612,474
210,617,398	JPY	Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN, 0.563%, (6-month JPY LIBOR + 0.50%), 1/01/28	10/16/07 - 1/06/11	1,183,158	1,406,615
7,500,000		Government of Venezuela, senior bond, Reg S, 7.65%, 4/21/25	9/11/14 - 7/05/17	4,215,135	815,625
4,000,000		Government of Venezuela, senior bond, Reg S, 9.25%, 5/07/28	7/20/18	1,110,000	440,000
10,500,000		International Bank of Azerbaijan OJSC, senior note, Reg S, 5.625%, 6/11/19	8/05/14 - 10/09/15	10,197,745	8,386,875
55,882,058		K2016470219 South Africa Ltd., A	2/08/13 - 2/01/17	429,250	36,972
5,561,052		K2016470219 South Africa Ltd., B	2/01/17	4,129	3,679
368,593,204	JPY	Merrill Lynch & Co. Inc. (Government of Iraq), FRN, 0.563%, (6-month JPY LIBOR + 0.50%), 1/01/28	7/19/07 - 1/06/11	1,972,968	2,461,661
  |  14

Franklin Global Trust
Notes to Statements of Investments (unaudited)
Principal Amount*/Shares/Units		Issuer	Acquisition Date	Cost	Value
Franklin Emerging Market Debt Opportunities Fund
4,250,000	DEM	NK Debt Corp., 144A, zero cpn., 3/12/20	6/19/07 - 10/14/08	$723,263	$ —
2,000,000	CHF	NK Debt Corp., Reg S, zero cpn., 3/12/20	6/17/11	388,830	—
18,000,000	DEM	NK Debt Corp., Reg S, zero cpn., 3/12/20	1/25/11 - 6/06/11	2,023,663	—
15,352,793		Societe des Hydrocarbures du Tchad, Tranche B, FRN, 6.604%, (3-month USD LIBOR + 4.50%), 12/31/27	1/01/18	15,352,793	13,176,626
8,000,000		Sphynx Capital Markets PCC (National Investment Bank of Ghana), PTN, Reg S, zero cpn., 2/05/09	10/12/09 - 10/13/11	3,100,000	—
		Total Restricted Securities (Value is 12.6% of Net Assets)		$67,114,849	$48,212,873

*In U.S. dollars unless otherwise indicated.
See Abbreviations on page 19.
6.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended October 31, 2019, investments in “affiliated companies” were as follows:
Name of Issuer	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin International Small Cap Fund
Non-Controlled Affiliates
Diana Shipping Inc.	$26,571,852	$ —	$(9,080,977)	$(8,958,555)	$10,960,191	$19,492,511	5,311,311	$ —
Headlam Group PLC	24,464,461	—	(7,146,744)	(855,450)	—[a]	—[a]	—	—
Total Affiliated Securities (Value is 4.0% of Net Assets)	$51,036,313	$ —	$(16,227,721)	$(9,814,005)	$10,960,191	$19,492,511		$ —

[a]As of October 31, 2019, no longer an affiliate.
7.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended October 31, 2019, investments in affiliated management investment companies were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.56%	$32,128,458	$29,354,465	$(35,306,381)	$ —	$ —	$26,176,542	26,176,542	$141,836
Franklin Global Listed Infrastructure Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.56%	$1,050	$51,168,483	$(13,797,810)	$ —	$ —	$37,371,723	37,371,723	$41,064
  |  15

Franklin Global Trust
Notes to Statements of Investments (unaudited)
7.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES (continued)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin International Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.56%	$58,630,699	$191,026,571	$(179,671,828)	$ —	$ —	$69,985,442	69,985,442	$273,152
8.  INVESTMENTS IN ALTERNATIVE STRATEGIES (FT) LTD. (FT SUBSIDIARY)
Franklin Emerging Market Debt Opportunities Fund invests in certain financial instruments, warrants or commodities through its investment in the FT Subsidiary. The FT Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At October 31, 2019, the FT Subsidiary’s investments as well as any other assets and liabilities of the FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At October 31, 2019, the net assets of the FT Subsidiary were $6,575,466, representing 1.7% of the Fund’s consolidated net assets. The Fund’s investment in the FT Subsidiary is limited to 25% of consolidated assets.
9.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2019, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:[a]
Warrants	$—	$5,652,300	$2,949,400	$8,601,700
Quasi-Sovereign and Corporate Bonds	—	103,734,269	8,398,579[b]	112,132,848
Loan Participations and Assignments	—	30,706,437	38,528,356[b]	69,234,793
Foreign Government and Agency Securities	—	155,887,049	—	155,887,049
Common Stocks	—	—	40,651[b]	40,651
Private Limited Partnership Fund	—	—	—[b]	—
Short Term Investments	26,176,542	3,208,343	—	29,384,885
Total Investments in Securities	$26,176,542	$299,188,398	$49,916,986	$375,281,926
  |  16

Franklin Global Trust
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin Emerging Market Debt Opportunities Fund (continued)
Receivables:
Interest	$ —	$ —	$293,146	$293,146

Other Financial Instruments:
Forward Exchange Contracts	$—	$59,194	$—	$59,194
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$26,549	$—	$26,549
Franklin Global Listed Infrastructure Fund
Assets:
Investments in Securities:[a]
Short Term Investments	$37,371,723	$—	$—	$37,371,723
Franklin International Growth Fund
Assets:
Investments in Securities:[a]
Equity Investments	$1,606,812,321	$—	$—[b]	$1,606,812,321
Short Term Investments	69,985,442	—	—	69,985,442
Total Investments in Securities	$1,676,797,763	$ —	$ —	$1,676,797,763
Franklin International Small Cap Fund
Assets:
Investments in Securities:[a]
Equity Investments	$479,185,969	$—	$—	$479,185,969

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes securities determined to have no value at October 31, 2019.
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets for the three months ended October 31, 2019, is as follows:
	Balance at Beginning of Period	Purchases	Sales	Transfer Into Level 3[a]	Transfer Out of Level 3	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Assets:
Investments in Securities:
Warrants	$ 2,656,000	$—	$—	$1,157,400	$—	$—	$—	$(864,000)	$2,949,400	$(864,000)
Quasi-Sovereign and Corporate Bonds	8,404,072[c]	—	—	—	—	(182,447)	—	176,954	8,398,579[c]	176,954
Loan Participations and Assignments	39,781,380[c]	—	(1,133,131)	—	—	211,726	—	(331,619)	38,528,356[c]	(340,391)
Common Stocks	42,760[c]	—	—	—	—	—	—	(2,109)	40,651[c]	(2,109)
Private Limited Partnership Fund	—[c]	—	—	—	—	—	—	—	—[c]	—
Total Investments in Securities	$50,884,212	$—	$(1,133,131)	$1,157,400	$—	$29,279	$—	$(1,020,774)	$49,916,986	$(1,029,546)
  |  17

Franklin Global Trust
Notes to Statements of Investments (unaudited)
9.  FAIR VALUE MEASUREMENTS (continued)
	Balance at Beginning of Period	Purchases	Sales	Transfer Into Level 3[a]	Transfer Out of Level 3	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Receivable:
Interest	$206,215	$—	$—	$—	$—	$—	$—	$86,931	$293,146	$—
aThe investment was transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
bMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
cIncludes securities determined to have no value.
Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2019, are as follows:
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount/Range (Weighted Averagea)		Impact to Fair Value if Input Increases[b]
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Loan Participations and Assignments	$38,528,356	Consensus Pricing	Offered quotes	66.9 - 79.5 (71.3)	JPY	Increase[c]
		Discounted Cash Flow	Free cash flow	$0.6 (mil) - $22.6 (mil) ($13.6 (mil))		Increase[c]
			Discount rate	7.0% - 11.9% (9.5%)		Decrease[c]
All other Investments[d]	11,681,776[e]
Total	$50,210,132
aWeighted based on the relative fair value of the financial instruments.
bRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
cRepresents a significant impact to fair value and net assets.
dIncludes fair value of immaterial financial instruments and interest receivable developed using various valuation techniques and unobservable inputs. May also include financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable.
eIncludes securities determined to have no value at October 31, 2019.
10.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure, except for the following:
Franklin Global Listed Infrastructure Fund liquidated on November 6, 2019.
  |  18

Franklin Global Trust
Notes to Statements of Investments (unaudited)
ABBREVIATIONS
Counterparty
CITI	Citibank N.A.
MSCO	Morgan Stanley
RBCCM	Royal Bank of Canada
Currency
ARS	Argentine Peso
BYN	Belarusian Ruble
CHF	Swiss Franc
COP	Colombian Peso
DEM	Deutsche Mark
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GEL	Georgian Lari
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
JPY	Japanese Yen
KES	Kenyan Shilling
KZT	Kazakhstani Tenge
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Selected Portfolio
ADR	American Depositary Receipt
FRN	Floating Rate Note
GDP	Gross Domestic Product
GDR	Global Depositary Receipt
LIBOR	London InterBank Offered Rate
PIK	Payment-In-Kind
PTN	Pass-through Note
VRI	Value Recovery Instrument

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
  |  19